Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Loans and borrowings.
Summary of analysis of the carrying amount of loans and borrowings

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Non-current liabilities
Borrowings from a non-controlling interest shareholder	4,310	2,210
Equity Linked Securities -liability component (Note 29)	—	2,406,744
Bank loans (i)	—	3,006,462
	4,310	5,415,416
Current liabilities
Current portion of borrowings from a non-controlling interest shareholder	2,155	2,211
Equity Linked Securities - liability component (Note 29)	—	8,923
Bank loans (i)	—	966,789
Other borrowings (ii)	564,800	773,095

	566,955	1,751,018

Notes:

(i)	As at December 31, 2025, bank loans carried a weighted average effective interest rate ranging from 0.7% to 7.64% and will mature during the years from 2026 to 2032.

Bank loans with a carrying amount of RMB3,452,000,000 were secured by certain interests in an equity-accounted investee.

(ii)

During the year ended December 31, 2025, the Group obtained certain bank facilities repayable in form of letters of credit to a bank with an aggregate amount of RMB777,422,000 (December 31, 2024: RMB575,578,000) and interest rates ranging from 1.05% to 1.45% (December 31, 2024: 2.07% to 2.20%). The letters of credit had a maturity less than 12 months as at December 31, 2025.